UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-255934-09

Central Index Key Number of issuing entity: 0001995500

BMO 2023-C7 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255934

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

Citi Real Estate Funding Inc.

(Central Index Key number: 0001701238)

UBS AG

(Central Index Key number: 0001685185)

Starwood Mortgage Capital LLC

(Central Index Key number: 0001548405)

RRECM Capital II, LLC

(formerly known as Sabal Capital II, LLC)

(Central Index Key number 0001942310)

Greystone Commercial Mortgage Capital LLC

(Central Index Key number 0001931347)

KeyBank National Association

(Central Index Key number 0001089877)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: November 27, 2023	By:	/s/ Paul Vanderslice
		Name:	Paul Vanderslice
		Title:	Chief Executive Officer

BMO 2023-C7 - Form ABS-EE